(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss)	$ 513,671	$ 229,086	$ (242,372)
Weighted average number of common shares - basic (in shares)	34,159,818	33,997,579	33,859,306
Dilutive effect of stock-based awards (in shares)	408,342	289,496	0
Weighted average number of common shares - diluted (in shares)	34,568,160	34,287,075	33,859,306
Basic (in dollars per share)	$ 15.04	$ 6.74	$ (7.16)
Diluted (in dollars per share)	$ 14.86	$ 6.68	$ (7.16)